Business Segments - Narrative (Detail) - Sales Revenue, Net - Customer Concentration Risk - Customer	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Direct Customers
Concentration Risk [Line Items]
Number of customers representing 10% or more of net sales	0	0	0
McDonalds
Concentration Risk [Line Items]
Number of customers representing 10% or more of net sales		1	1